DEPOSITS - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
Brokered deposits	$ 34,110	$ 34,110	$ 34,151
Overdrawn deposits reclassified as loans	$ 131	$ 208	$ 166